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             Annual Notice of Securities Sold Pursuant to Rule 24F-2

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    FORM 24F-2
                         Annual Notice of Securities Sold
                              Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

   1.    Name and address of issuer: American Gas Index Fund, Inc.
                                          4922 Fairmont Avenue
                                          Bethesda, Maryland 20814

   2.    Name of each series or class of funds for which this        notice is
   filed: American Gas Index Fund, Inc.

   3.    Investment Company Act File Number: 811-5702
         Securities Act File Number: 33-25678

   4.    Last day of fiscal year for which this notice is filed:     March 31,
   1997

   5. Check box is this notice is being filed more than 180 days after the close of the issuer s fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:
                 [ ]

   6.    Date of termination of issuer s declaration under rule      24f-
   2(a)(1), if applicable (see Instruction A.6):

   7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                       None

   8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

                                       None

   9. Number and aggregate sale price of securities sold during the fiscal year:

                               Shares Sold:   3,495,784

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                     Aggregate Sale Price: $51,033,141

   10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

                                 Shares Sold:   3,495,784
                      Aggregate Sale Price: $51,033,141

   11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

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
   12.   Calculation of registration fee:
         (i)   Aggregate sale price of securities
               sold during the fiscal year in
               reliance on rule 24f-2 (from Item 10):    $ 51,033,141

         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11, if applicable):      +

         (iii)Aggregate price of shares redeemed or
               repurchased during the fiscal year
               (if applicable):                          - 65,920,201

         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied as
               a reduction to filing fees pursuant to
               rule 24e-2 (if applicable):                +

         (v)   Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 [line (i), plus
               line (ii), less line (iii), plus line
               (iv)] (if applicable):                  $(14,887,060)

         (vi)  Multiplier prescribed by Section 6(b)
               of the Securities Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6):                         0.0003030303

         (vii)Fee due [line (i) or line (v) multiplied
               by line (vi)]:                                  $  - 0 -

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   Instruction:      Issuers should complete lines (ii), (iii), (iv), and (v)
                     only if the form is being filed within 60 days after the close of the issuer s fiscal year. See Instruction C.3.

   13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17 CFR 202.3a).
         [ ]

         Date of mailing or wire transfer of filing fees to the Commission s lockbox depository:

                                    SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*      /s/ Timothy N. Coakley
                                        Vice President and Controller

   Date: 5/27/97

         * Please print the name and title of the signing officer below the signature.



























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